Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001383951
Registrant Name	Nomura America Finance, LLC
Registration File Number	333-273353-01
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES